Noncontrolling Interest (Details)		12 Months Ended
	Jun. 10, 2021	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Ay Dee Kay, LLC [Member]
Noncontrolling Interest (Details) [Line Items]
Ownership interest by noncontrolling owners	26.00%
Ownership percentage by parent		78.00%
Ay Dee Kay, LLC [Member] | Wuxi Indie Microelectronics Ltd [Member]
Noncontrolling Interest (Details) [Line Items]
Ownership percentage by parent		50.00%	50.00%
Common Class V [Member]
Noncontrolling Interest (Details) [Line Items]
Common stock, shares issued (in Shares)		30,448,081	33,373,294
Common stock, shares outstanding (in Shares)		30,448,081	33,373,294
Common Class V [Member] | Common Units Except Common Unit Class H [Member]
Noncontrolling Interest (Details) [Line Items]
Conversion of common units into common stock (in Shares)		33,827,371
Common stock, votes per share	(1)